Key management compensation (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Key Management Compensation [Abstract]
Disclosure of detailed information about remuneration of directors and key management personnel [Table Text Block]
	2022 $	2021 $	2020 $

Short-term benefits	726,158	721,137	570,271
Option-based awards	758,013	1,445,132	395,586
	1,484,171	2,166,269	965,857